CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net revenue:	$ 46,626,000		$ 40,858,000		$ 177,266,677	$ 187,173,834	$ 173,992,897
Cost of sales:	(40,531,000)		(35,929,000)		(145,388,571)	(161,270,544)	(164,091,469)
Gross profit	6,095,000		4,929,000		31,878,106	25,903,290	9,901,428
Advertising expense	(11,695,000)		(5,707,000)		(21,959,556)	(4,912,269)	(20,703,071)
Selling, general, and administrative expense	(23,410,000)		(12,514,000)		(58,961,360)	(49,677,783)	(54,891,680)
Loss from operations	(29,010,000)		(13,292,000)		(49,042,810)	(28,686,762)	(65,693,323)
Other income (expense), net	(7,201,000)		(913,000)		(20,179,795)	(5,749,814)	291,323
Loss before income taxes	(36,211,000)		(14,205,000)		(69,222,605)	(34,436,576)	(65,402,000)
Income taxes	0		0		0	0	0
Net loss	$ (36,211,000)		$ (14,205,000)		$ (69,222,605)	$ (34,436,576)	$ (65,402,000)
Net loss per common share:
Net loss per common share - basic (in dollars per share)	$ (0.54)		$ (1.55)		$ (5.14)	$ (3.80)	$ (7.19)
Net loss per common share - diluted (in dollars per share)	$ (0.54)		$ (1.55)		$ (5.14)	$ (3.80)	$ (7.19)
Denominator
Weighted - average shares - basic (in shares)	66,861,005		9,419,197		13,063,482	9,348,633	9,261,222
Weighted - average shares - diluted (in shares)	66,861,005		9,419,197		13,063,482	9,348,633	9,261,222
Retail
Net revenue:	$ 44,396,000		$ 39,876,000		$ 156,989,110	$ 187,173,834	$ 173,992,897
Cost of sales:	(40,049,000)		(35,664,000)		(142,949,882)	(161,270,544)	(164,091,469)
Loss from operations	(30,282,000)		(13,533,000)		(64,863,125)	(26,244,100)	(63,082,583)
Software & Services
Net revenue:	2,230,000	[1]	982,000	[1]	20,277,567	0	0
Cost of sales:	(482,000)	[1]	(265,000)	[1]	(2,438,689)	0	0
Loss from operations	$ 1,272,000		$ 241,000		$ 15,820,315	$ (2,442,662)	$ (2,610,740)

[1]	For information related to related party transactions, see Note 16.